Statements of Changes in Net Assets Available for Benefits - 401(k) Retirement Savings Account Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Participant contributions	$ 507,893	$ 427,233
Employer contributions	274,563	277,314
Investment income	1,761,688	1,381,092
Interest income on notes receivable from participants	12,513	7,755
Deductions:
Benefits paid to participants	(1,282,464)	(1,076,813)
Administrative expenses	(4,894)	(3,242)
Net change	1,269,299	1,013,339
Net assets available for benefits:
Beginning of year	11,808,757	8,445,035
Transfers from The Kroger Co. Savings Plan		2,350,383
End of year	$ 13,078,056	$ 11,808,757